Property, Plant and Equipment - Summary of Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2020
Bottom of range [Member] | Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful Life Range (years)	2 years
Bottom of range [Member] | Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful Life Range (years)	1 year
Bottom of range [Member] | Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful Life Range (years)	1 year
Bottom of range [Member] | Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful Life Range (years)	2 years
Top of range [Member] | Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful Life Range (years)	80 years
Top of range [Member] | Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful Life Range (years)	60 years
Top of range [Member] | Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful Life Range (years)	80 years
Top of range [Member] | Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful Life Range (years)	60 years